LEASE - Summary of future minimum payment under non-cancelable operating leases (Detail) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	¥ 164,256
2027	137,409
2028	105,723
2029	66,533
2030	19,934
2031 and thereafter	3,014
Less: imputed interest	(43,457)
Total	¥ 453,412